Annual Total Returns - Fidelity Freedom Index 2030 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2030 Fund - Investor Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(1.14%)
Annual Return 2012	11.77%
Annual Return 2013	15.69%
Annual Return 2014	6.50%
Annual Return 2015	(1.37%)
Annual Return 2016	8.64%
Annual Return 2017	18.05%
Annual Return 2018	(5.54%)
Annual Return 2019	22.14%
Annual Return 2020	14.32%